Condensed Consolidating Statement of Condition (Detail) - USD ($) $ in Thousands		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015	Dec. 31, 2014
Assets:
Cash And Due From Banks		$ 402,857		$ 362,394
Money market investments		5,255,119		2,890,217
Trading account securities, at fair value		43,187		59,805
Investment securities available-for-sale, at fair value		10,178,738	[1]	8,209,806	[2]
Investment securities held-to-maturity, at amortized cost		93,821	[3]	98,101	[4]
Other investment securities, at lower of cost or realizable value		167,225		167,818
Investment in subsidiaries		0		0
Loans held-for-sale, at lower of cost or fair value		132,395		88,821
Loans held-in-portfolio:
Loans not covered under loss-sharing agreements with the FDIC		24,423,427		22,895,172
Loans covered under loss-sharing agreements with the FDIC		517,274		572,878
Less - Unearned income		130,633		121,425
Allowance for loan losses		623,426		540,651		$ 537,111
Total loans held-in-portfolio, net		24,186,642		22,805,974
FDIC loss-share asset		45,192		69,334
Premises and equipment, net		547,142		543,981
Accrued income receivable		213,844		138,042
Mortgage servicing assets, at fair value		168,031		196,889		211,405
Other assets		1,991,323		2,145,510
Goodwill		627,294		627,294		626,388
Other intangible assets		35,672		45,050
Total assets		44,277,337		38,661,609		35,761,733
Deposits:
Non-interest bearing		8,490,945		6,980,443
Interest bearing		26,962,563		23,515,781
Total deposits		35,453,508		30,496,224
Assets sold under agreements to repurchase		390,921		479,425
Other short-term borrowings		96,208		1,200
Notes payable		1,536,356		1,574,852
Other liabilities		1,696,439		911,951
Total liabilities		39,173,432		33,463,652
Stockholders' equity:
Preferred stock		50,160		50,160
Common stock		1,042		1,040
Surplus		4,298,503		4,255,022
Retained Earnings (Accumulated Deficit)		1,194,994		1,220,307
Treasury stock, at cost		(90,142)		(8,286)
Accumulated other comprehensive (loss) income, net of tax		(350,652)		(320,286)		(256,886)
Total stockholders' equity		5,103,905		5,197,957		$ 5,105,324	$ 4,267,382
Total liabilities and stockholders' equity		44,277,337		38,661,609
Elimination
Assets:
Cash And Due From Banks		(48,178)		(48,081)
Money market investments		(248,807)		(267,063)
Trading account securities, at fair value		(101)		(132)
Investment securities available-for-sale, at fair value		0		0
Investment securities held-to-maturity, at amortized cost		0		0
Other investment securities, at lower of cost or realizable value		0		0
Investment in subsidiaries		(7,140,697)		(7,427,738)
Loans held-for-sale, at lower of cost or fair value		0		0
Loans held-in-portfolio:
Loans not covered under loss-sharing agreements with the FDIC		5,955		0
Loans covered under loss-sharing agreements with the FDIC		0		0
Less - Unearned income		0		0
Allowance for loan losses		0		0
Total loans held-in-portfolio, net		5,955		0
FDIC loss-share asset		0		0
Premises and equipment, net		0		0
Accrued income receivable		(211)		(90)
Mortgage servicing assets, at fair value		0		0
Other assets		(17,035)		(14,968)
Goodwill		0		0
Other intangible assets		0		0
Total assets		(7,449,074)		(7,758,072)
Deposits:
Non-interest bearing		(48,178)		(48,081)
Interest bearing		(248,807)		(267,063)
Total deposits		(296,985)		(315,144)
Assets sold under agreements to repurchase		0		0
Other short-term borrowings		0		0
Notes payable		0		0
Other liabilities		(15,033)		(15,253)
Total liabilities		(312,018)		(330,397)
Stockholders' equity:
Preferred stock		0		0
Common stock		(56,309)		(56,309)
Surplus		(9,821,299)		(9,819,746)
Retained Earnings (Accumulated Deficit)		2,362,302		2,108,578
Treasury stock, at cost		(84)		(88)
Accumulated other comprehensive (loss) income, net of tax		378,334		339,890
Total stockholders' equity		(7,137,056)		(7,427,675)
Total liabilities and stockholders' equity		(7,449,074)		(7,758,072)
Non Covered Under Loss Sharing Agreements with FDIC
Loans held-in-portfolio:
Other real estate owned		169,260		180,445
Non Covered Under Loss Sharing Agreements with FDIC | Elimination
Loans held-in-portfolio:
Other real estate owned		0		0
Covered Under Loss Sharing Agreements With FDIC Member
Loans held-in-portfolio:
Loans covered under loss-sharing agreements with the FDIC		517,274	[5]	572,878	[6]
Other real estate owned		19,595		32,128
Covered Under Loss Sharing Agreements With FDIC Member | Elimination
Loans held-in-portfolio:
Other real estate owned		0		0
Popular, Inc. Holding Co.
Assets:
Cash And Due From Banks		47,663		47,783
Money market investments		246,457		252,347
Trading account securities, at fair value		3,985		2,640
Investment securities available-for-sale, at fair value		0		0
Investment securities held-to-maturity, at amortized cost		0		0
Other investment securities, at lower of cost or realizable value	[7]	9,850		9,850
Investment in subsidiaries		5,494,410		5,609,611
Loans held-for-sale, at lower of cost or fair value		0		0
Loans held-in-portfolio:
Loans not covered under loss-sharing agreements with the FDIC		33,221		1,142
Loans covered under loss-sharing agreements with the FDIC		0		0
Less - Unearned income		0		0
Allowance for loan losses		266		2
Total loans held-in-portfolio, net		32,955		1,140
FDIC loss-share asset		0		0
Premises and equipment, net		3,365		3,067
Accrued income receivable		369		112
Mortgage servicing assets, at fair value		0		0
Other assets		61,319		61,770
Goodwill		0		0
Other intangible assets		6,114		553
Total assets		5,906,487		5,988,954
Deposits:
Non-interest bearing		0		0
Interest bearing		0		0
Total deposits		0		0
Assets sold under agreements to repurchase		0		0
Other short-term borrowings		0		0
Notes payable		737,685		735,600
Other liabilities		64,813		55,309
Total liabilities		802,498		790,909
Stockholders' equity:
Preferred stock		50,160		50,160
Common stock		1,042		1,040
Surplus		4,289,976		4,246,495
Retained Earnings (Accumulated Deficit)		1,203,521		1,228,834
Treasury stock, at cost		(90,058)		(8,198)
Accumulated other comprehensive (loss) income, net of tax		(350,652)		(320,286)
Total stockholders' equity		5,103,989		5,198,045
Total liabilities and stockholders' equity		5,906,487		5,988,954
Popular, Inc. Holding Co. | Non Covered Under Loss Sharing Agreements with FDIC
Loans held-in-portfolio:
Other real estate owned		0		81
Popular, Inc. Holding Co. | Covered Under Loss Sharing Agreements With FDIC Member
Loans held-in-portfolio:
Other real estate owned		0		0
PNA Holding Co.
Assets:
Cash And Due From Banks		462		591
Money market investments		2,807		13,263
Trading account securities, at fair value		0		0
Investment securities available-for-sale, at fair value		0		0
Investment securities held-to-maturity, at amortized cost		0		0
Other investment securities, at lower of cost or realizable value		4,492		4,492
Investment in subsidiaries		1,646,287		1,818,127
Loans held-for-sale, at lower of cost or fair value		0		0
Loans held-in-portfolio:
Loans not covered under loss-sharing agreements with the FDIC		0		0
Loans covered under loss-sharing agreements with the FDIC		0		0
Less - Unearned income		0		0
Allowance for loan losses		0		0
Total loans held-in-portfolio, net		0		0
FDIC loss-share asset		0		0
Premises and equipment, net		0		0
Accrued income receivable		112		138
Mortgage servicing assets, at fair value		0		0
Other assets		34,312		25,146
Goodwill		0		0
Other intangible assets		0		0
Total assets		1,688,472		1,861,757
Deposits:
Non-interest bearing		0		0
Interest bearing		0		0
Total deposits		0		0
Assets sold under agreements to repurchase		0		0
Other short-term borrowings		0		0
Notes payable		148,539		148,512
Other liabilities		5,276		6,034
Total liabilities		153,815		154,546
Stockholders' equity:
Preferred stock		0		0
Common stock		2		2
Surplus		4,100,848		4,111,207
Retained Earnings (Accumulated Deficit)		(2,536,707)		(2,382,049)
Treasury stock, at cost		0		0
Accumulated other comprehensive (loss) income, net of tax		(29,486)		(21,949)
Total stockholders' equity		1,534,657		1,707,211
Total liabilities and stockholders' equity		1,688,472		1,861,757
PNA Holding Co. | Non Covered Under Loss Sharing Agreements with FDIC
Loans held-in-portfolio:
Other real estate owned		0		0
PNA Holding Co. | Covered Under Loss Sharing Agreements With FDIC Member
Loans held-in-portfolio:
Other real estate owned		0		0
All other subsidiaries and eliminations
Assets:
Cash And Due From Banks		402,910		362,101
Money market investments		5,254,662		2,891,670
Trading account securities, at fair value		39,303		57,297
Investment securities available-for-sale, at fair value		10,178,738		8,209,806
Investment securities held-to-maturity, at amortized cost		93,821		98,101
Other investment securities, at lower of cost or realizable value		152,883		153,476
Investment in subsidiaries		0		0
Loans held-for-sale, at lower of cost or fair value		132,395		88,821
Loans held-in-portfolio:
Loans not covered under loss-sharing agreements with the FDIC		24,384,251		22,894,030
Loans covered under loss-sharing agreements with the FDIC		517,274		572,878
Less - Unearned income		130,633		121,425
Allowance for loan losses		623,160		540,649
Total loans held-in-portfolio, net		24,147,732		22,804,834
FDIC loss-share asset		45,192		69,334
Premises and equipment, net		543,777		540,914
Accrued income receivable		213,574		137,882
Mortgage servicing assets, at fair value		168,031		196,889
Other assets		1,912,727		2,073,562
Goodwill		627,294		627,294
Other intangible assets		29,558		44,497
Total assets		44,131,452		38,568,970
Deposits:
Non-interest bearing		8,539,123		7,028,524
Interest bearing		27,211,370		23,782,844
Total deposits		35,750,493		30,811,368
Assets sold under agreements to repurchase		390,921		479,425
Other short-term borrowings		96,208		1,200
Notes payable		650,132		690,740
Other liabilities		1,641,383		865,861
Total liabilities		38,529,137		32,848,594
Stockholders' equity:
Preferred stock		0		0
Common stock		56,307		56,307
Surplus		5,728,978		5,717,066
Retained Earnings (Accumulated Deficit)		165,878		264,944
Treasury stock, at cost		0		0
Accumulated other comprehensive (loss) income, net of tax		(348,848)		(317,941)
Total stockholders' equity		5,602,315		5,720,376
Total liabilities and stockholders' equity		44,131,452		38,568,970
All other subsidiaries and eliminations | Non Covered Under Loss Sharing Agreements with FDIC
Loans held-in-portfolio:
Other real estate owned		169,260		180,364
All other subsidiaries and eliminations | Covered Under Loss Sharing Agreements With FDIC Member
Loans held-in-portfolio:
Other real estate owned		$ 19,595		$ 32,128

[1]
Includes $6.6 billion pledged to secure public and trust deposits, assets sold under agreements to repurchase, credit facilities and loan servicing agreements that the secured parties are not permitted to sell or repledge the collateral, of which $5.6 billion serve as collateral for public funds.

[2]
Includes $4.1 billion pledged to secure public and trust deposits, assets sold under agreements to repurchase, credit facilities and loan servicing agreements that the secured parties are not permitted to sell or repledge the collateral, of which $3.4 billion serve as collateral for public funds.

[3]	Includes $92.8 million pledged to secure public and trust deposits that the secured parties are not permitted to sell or repledge the collateral.
[4]	Includes $53.1 million pledged to secure public and trust deposits that the secured parties are not permitted to sell or repledge the collateral.
[5]	Includes $279 million pledged to secure credit facilities at the FHLB which are not permitted to sell or repledge the collateral.
[6]	Includes $337 million pledged to secure credit facilities at the FHLB which are not permitted to sell or repledge the collateral.
[7]	Refer to Note 22 to the consolidated financial statements for information on the statutory trusts.